Payables and other current liabilities - Disclosure of tax and employee-related payables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Employee-related payables	€ 4,816	€ 2,742	€ 3,694
Social security and other	2,304	1,783	2,251
Other tax and related payments	17	184	127
TAX AND EMPLOYEE-RELATED PAYABLES	€ 7,137	€ 4,709	€ 6,073